Offerings	May 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	1.965% Notes due 2029
Amount Registered | shares	856,619,041.6
Maximum Aggregate Offering Price	$ 856,619,041.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 118,299.09
Offering Note	The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from YEN to U.S. Dollars based upon the YEN to U.S. Dollar exchange rate as of 12:30 PM (New York City time) on May 14, 2026 on the Bloomberg page "BFIX" of 1.00 U.S. Dollar to 158.1800 YEN.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.412% Notes due 2031
Amount Registered | shares	1,267,543,305.1
Maximum Aggregate Offering Price	$ 1,267,543,305.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 175,047.73
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.822% Notes due 2033
Amount Registered | shares	778,859,527.12
Maximum Aggregate Offering Price	$ 778,859,527.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 107,560.50
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.189% Notes due 2036
Amount Registered | shares	410,292,072.32
Maximum Aggregate Offering Price	$ 410,292,072.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 56,661.34
Offering Note	See Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.713% Notes due 2041
Amount Registered | shares	120,748,514.35
Maximum Aggregate Offering Price	$ 120,748,514.35
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,675.37
Offering Note	See Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.395% Notes due 2056
Amount Registered | shares	58,793,779.24
Maximum Aggregate Offering Price	$ 58,793,779.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,119.42
Offering Note	See Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.599% Notes due 2066
Amount Registered | shares	151,725,881.91
Maximum Aggregate Offering Price	$ 151,725,881.91
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,953.34
Offering Note	See Note 1.